Share-based compensation plans - Inputs used in the measurement - Cash (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) shares yr $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	0	0
Average strike price	$ 0	$ 0
Number of options, reporting date | shares	3,458,001	6,158,539	8,617,097
Average strike price, reporting date	$ 16.85	$ 17.73
Weighted average share price, reporting date	$ 22.09
Performance Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	369,110
Expected vesting	72.00%
Expected dividend | $	$ 0
Expected life of option | yr	3
Expected forfeitures	10.00%
Weighted average grant date fair values	$ 14.56
Number of options, reporting date | shares	1,495,709
Expected vesting, reporting date	114.00%
Average strike price, reporting date	$ 0
Expected dividend, reporting date | $	$ 0
Expected volatility, reporting date	0.00%
Risk free interest rate, reporting date	0.00%
Expected life of option, reporting date | yr	0.9
Expected forfeitures, reporting date	3.00%
Weighted average share price, reporting date	$ 31.44
Restricted Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	245,530
Expected vesting	0.00%
Expected dividend | $	$ 0
Expected life of option | yr	3
Expected forfeitures	10.00%
Weighted average grant date fair values	$ 20.25
Number of options, reporting date | shares	672,675
Expected vesting, reporting date	0.00%
Average strike price, reporting date	$ 0
Expected dividend, reporting date | $	$ 0
Expected volatility, reporting date	0.00%
Risk free interest rate, reporting date	0.00%
Expected life of option, reporting date | yr	1.5
Expected forfeitures, reporting date	10.00%
Weighted average share price, reporting date	$ 27.58
Phantom Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, reporting date | shares	173,835
Expected vesting, reporting date	0.00%
Average strike price, reporting date	$ 13.88	$ 15.66
Expected dividend, reporting date | $	$ 0.08
Expected volatility, reporting date	50.00%
Risk free interest rate, reporting date	1.00%
Expected life of option, reporting date | yr	2
Expected forfeitures, reporting date	7.00%
Weighted average share price, reporting date	$ 15.14
Phantom Restricted Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | shares	15,980
Expected vesting	0.00%
Expected dividend | $	$ 0.08
Expected life of option | yr	3
Expected forfeitures	7.00%
Weighted average grant date fair values	$ 20.25
Number of options, reporting date | shares	16,027
Expected vesting, reporting date	0.00%
Average strike price, reporting date	$ 0
Expected dividend, reporting date | $	$ 0.08
Expected volatility, reporting date	0.00%
Risk free interest rate, reporting date	0.00%
Expected life of option, reporting date | yr	2.2
Expected forfeitures, reporting date	7.00%
Weighted average share price, reporting date	$ 27.58